ADMINISTRATIVE AND GENERAL EXPENSES: (Tables)	12 Months Ended
Dec. 31, 2022
ADMINISTRATIVE AND GENERAL EXPENSES:
Schedule of administrative and general expenses
	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Salaries and related expenses	8,175	3,233	1,440
Depreciation and overheads	132	240	273
Other expenses	942	262	899

Total	9,249	3,735	2,612